                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                                      AND


                    METLIFE INVESTORS USA INSURANCE COMPANY


                                 SERIES VA - 4

                     (OFFERED ON AND AFTER OCTOBER 7, 2011)

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 28, 2014, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.


THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.


THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 28, 2014.


SAI-0414USAVA42
                                       1

TABLE OF CONTENTS                          PAGE


COMPANY.................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     3
CUSTODIAN...............................     3
DISTRIBUTION............................     3
     Reduction or Elimination of the
     Withdrawal Charge..................     5
CALCULATION OF PERFORMANCE INFORMATION       5
     Total Return.......................     5
     Historical Unit Values.............     6
     Reporting Agencies.................     6
ANNUITY PROVISIONS......................     6
     Variable Annuity...................     6
     Fixed Annuity......................     8
     Mortality and Expense Guarantee....     8
     Legal or Regulatory Restrictions
     on Transactions....................     8
ADDITIONAL FEDERAL TAX CONSIDERATIONS...     8
CONDENSED FINANCIAL INFORMATION.........    11
FINANCIAL STATEMENTS....................    28

COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and the District of Columbia. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. We changed our name to MetLife Investors USA Insurance Company on January 8, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors USA Separate Account A, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements of MetLife Investors USA Insurance Company and subsidiary (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an other matter paragraph related to the Company being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.




CUSTODIAN

MetLife Investors USA Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 1095 Avenue of the Americas, New York, NY 10036. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:

                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2013             $  456,083,088           $0
2012             $  689,121,186           $0
2011             $1,101,222,893           $0

Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2013 ranged from $370 to $19,654,296.* The amount of commissions paid to selected selling firms during 2013 ranged from $0 to $58,087,068. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2013 ranged from $1,696 to $77,741,364.*


* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates First MetLife Investors Insurance Company, MetLife Investors Insurance Company and MetLife Insurance Company of Connecticut.


The following list sets forth the names of selling firms that received additional compensation in 2013 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.


Ameriprise Financial Services, Inc.
BBVA Compass Investment Solutions, Inc.
Capital Investments Group, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Financial Specialists LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Essex National Securities, Inc.
Financial Network Investment Corporation
First Allied Securities, Inc.
First Tennessee Brokerage, Inc.
Founders Financial Securities, LLC
FSC Securities Corporation
H. D. Vest Investment Services, Inc.
ING Financial Partners, Inc.
Investacorp, Inc.
Investment Centers of America, Inc.
Investment Professionals, Inc.
J.J.B. Hilliard, W.L. Lyons, LLC
Janney Montgomery Scott, LLC
Key Investment Services LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
Lincoln Investment Planning, Inc.
LPL Financial LLC
M&T Securities, Inc.
Merrill Lynch, Inc.
Morgan Stanley Smith Barney, LLC
Multi Financial Securities Corporation
National Planning Corporation
NEXT Financial Group
NFP Securities, Inc.
PFS Investments Inc.
Pioneer Funds Distributor, Inc.
PNC Investments LLC
PrimeVest Financial Services, Inc.
ProEquities, Inc.
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.
RBC Wealth Management
Royal Alliance Associates, Inc.
SII Investments, Inc.
Sammons Securities Company, LLC
Santander Securities, LLC.
Securities America, Inc.
Sigma Financial Corporation

Signator Investors, Inc.
Stifel, Nicolaus & Company, Incorporated
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
UBS Financial Services, Inc.
U.S. Bancorp Investments, Inc.
United Planners' Financial Services of America
ValMark Securities, Inc.
Wall Street Financial Group, Inc.
Wells Fargo Advisors Financial Network, LLC
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.


There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:


1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.


The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, withdrawal charges, Enhanced Death Benefit rider charge, GMIB or GWB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit rider charge and GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable Enhanced Death Benefit, GMIB or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.


In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT - The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.


The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.


(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the Annuity Date will be used to determine the fixed annuity monthly payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.




ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.


CHANGES TO TAX RULES AND INTERPRETATIONS


Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.


We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.


3.8% INVESTMENT TAX


The 3.8% investment tax applies to investment income earned in households making at least $250,000 ($200,000 single) and will result in the following top tax rates on investment income:



   Capital Gains       Dividends        Other
------------------    -----------    ----------
        23.8%         43.4%          43.4%

The table above also incorporates the scheduled increase in the capital gains rate from 15% to 20%, and the scheduled increase in the dividends rate from 15% to 39.6%.

QUALIFIED CONTRACTS


Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.


TYPES OF QUALIFIED PLANS


The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.


IRA

Established by an individual, or employer as part of an employer plan.

SIMPLE

Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP

Established by a for-profit employer, based on IRA accounts for each participant. Employer only contributions.

401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR

Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A)

If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT

Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA


If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.


Generally, the spouse must give qualified consent whenever you elect to:


(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.


If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS


(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,000; catch-up contribution: $2,500

(3)   401(K): elective contribution: $17,500; catch-up contribution: $5,500

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $17,500; catch-up contribution:
      $5,500

(6)   457(B): elective contribution: $17,500; catch-up contribution: $5,500

Dollar limits are for 2014 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions not to exceed the greater of $52,000 or 25% of an employee's compensation for 2014.


FEDERAL ESTATE TAXES


While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX


Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2013. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.



                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.406058         9.696735        189,210.4188
  01/01/2012    to  12/31/2012        9.696735        10.462250        270,455.4921
  01/01/2013    to  12/31/2013       10.462250        11.398147        335,029.7865
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        8.962588         9.336396        661,755.9738
  01/01/2012    to  12/31/2012        9.336396        10.388576        629,274.8786
  01/01/2013    to  12/31/2013       10.388576        12.070029        528,862.1321
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        8.216442         8.644098        181,996.0190
  01/01/2012    to  12/31/2012        8.644098         9.841051        197,043.1935
  01/01/2013    to  12/31/2013        9.841051        12.068240        186,111.1178
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        7.999942         8.469445        127,763.4584
  01/01/2012    to  12/31/2012        8.469445         9.746281         99,827.3811
  01/01/2013    to  12/31/2013        9.746281        12.398863         85,055.2003
============   ==== ==========       =========        =========        ============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        9.468790         9.794747        160,761.3695
  01/01/2012    to  12/31/2012        9.794747        10.640350        157,412.5810
  01/01/2013    to  12/31/2013       10.640350        11.839835        120,951.7250
============   ==== ==========       =========        =========        ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.173694        10.560725        142,853.3565
  01/01/2012    to  12/31/2012       10.560725        11.443227        304,446.0416
  01/01/2013    to  12/31/2013       11.443227        10.836228        303,066.3340
============   ==== ==========       =========        =========        ============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.247455         9.529895        439,788.5785
  01/01/2012    to  12/31/2012        9.529895        10.193982        638,604.1935
  01/01/2013    to  12/31/2013       10.193982        11.022189        675,556.3262
============   ==== ==========       =========        =========        ============

                                    2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       18.067065        19.113949          39,238.2582
   01/01/2012                             to  12/31/2012       19.113949        21.832731          43,762.4795
   01/01/2013                             to  12/31/2013       21.832731        23.397828          33,670.4191
=============                            ==== ==========      ==========       ==========       ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       11.901963        12.680858          35,393.5635
   01/01/2012                             to  12/31/2012       12.680858        15.658693          33,692.3080
   01/01/2013                             to  12/31/2013       15.658693        15.892811          32,414.9400
=============                            ==== ==========      ==========       ==========       ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        6.669807         7.226401         190,114.8307
   01/01/2012                             to  12/31/2012        7.226401         8.393408         156,684.9983
   01/01/2013                             to  12/31/2013        8.393408        11.979081         130,426.6853
=============                            ==== ==========      ==========       ==========       ==============
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS B)
 (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011      114.508504       118.555404           1,862.4532
   01/01/2012                             to  12/31/2012      118.555404       142.358799           1,492.4796
   01/01/2013                             to  12/31/2013      142.358799       179.708439           2,138.3879
=============                            ==== ==========      ==========       ==========       ==============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       12.563243        13.698773          50,527.5531
   01/01/2012                             to  12/31/2012       13.698773        15.858708          46,189.3230
   01/01/2013                             to  12/31/2013       15.858708        20.620246          51,137.5401
=============                            ==== ==========      ==========       ==========       ==============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       15.855964        15.864627         153,377.0704
   01/01/2012                             to  12/31/2012       15.864627        20.097464         137,552.7367
   01/01/2013                             to  12/31/2013       20.097464        25.706033         112,691.2592
=============                            ==== ==========      ==========       ==========       ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010614         1.043676       2,243,297.9862
   01/01/2013                             to  12/31/2013        1.043676         1.042049       1,905,815.7454
=============                            ==== ==========      ==========       ==========       ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        8.864333         9.610722          54,737.5422
   01/01/2012                             to  12/31/2012        9.610722        11.155811          44,942.9357
   01/01/2013                             to  12/31/2013       11.155811        14.804724          49,833.2488
=============                            ==== ==========      ==========       ==========       ==============

                                    2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       20.081442        22.328001          11,002.8978
   01/01/2012                             to  12/31/2012       22.328001        25.099946           8,603.8315
   01/01/2013                             to  12/31/2013       25.099946        32.059103           5,221.9113
=============                            ==== ==========       =========        =========       ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       13.429458        14.589864          86,408.4722
   01/01/2012                             to  12/31/2012       14.589864        16.906449          66,035.4277
   01/01/2013                             to  12/31/2013       16.906449        23.229758          67,340.8909
=============                            ==== ==========       =========        =========       ==============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       10.900094        10.326787          53,061.3202
=============                            ==== ==========       =========        =========       ==============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS (Reg. TM) BOND
 SUB-ACCOUNT (CLASS C))
   10/07/2011                             to  12/31/2011       10.441803        10.567275          62,591.7901
   01/01/2012                             to  12/31/2012       10.567275        10.866096          56,309.3620
   01/01/2013                             to  04/26/2013       10.866096        10.837429               0.0000
=============                            ==== ==========       =========        =========       ==============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.012668         1.045714       1,068,439.8878
   01/01/2013                             to  12/31/2013        1.045714         1.137625       1,492,659.2755
=============                            ==== ==========       =========        =========       ==============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       11.619524        12.247188          43,786.7873
   01/01/2012                             to  12/31/2012       12.247188        14.035860          48,879.7881
   01/01/2013                             to  12/31/2013       14.035860        16.114477          37,347.8494
=============                            ==== ==========       =========        =========       ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       21.457992        22.684442          94,769.6247
   01/01/2012                             to  12/31/2012       22.684442        25.111551         105,701.3871
   01/01/2013                             to  12/31/2013       25.111551        26.578323          95,399.7473
=============                            ==== ==========       =========        =========       ==============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.919366        10.180537          10,576.2109
   01/01/2012                             to  12/31/2012       10.180537        10.709371           7,230.9818
   01/01/2013                             to  12/31/2013       10.709371        10.900011          17,544.4135
=============                            ==== ==========       =========        =========       ==============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.693003         9.727420           4,883.0690
   01/01/2012                             to  12/31/2012        9.727420         9.953100          10,209.3404
   01/01/2013                             to  12/31/2013        9.953100         9.869255          53,669.6514
=============                            ==== ==========       =========        =========       ==============

                      2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.773279        11.801459        7,895.0022
  01/01/2012    to  12/31/2012       11.801459        13.219191        9,652.1605
  01/01/2013    to  12/31/2013       13.219191        13.091853       10,393.8486
============   ==== ==========       =========        =========      ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.168166         9.345566      284,787.3550
  01/01/2012    to  12/31/2012        9.345566        10.360267      563,563.0554
  01/01/2013    to  12/31/2013       10.360267        11.613593      780,687.3438
============   ==== ==========       =========        =========      ============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  11/12/2012    to  12/31/2012        0.987458         1.012724        8,395.1728
  01/01/2013    to  12/31/2013        1.012724         1.121167      210,186.3422
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.470648         9.742423       80,238.6192
  01/01/2012    to  12/31/2012        9.742423        11.352861       83,820.0858
  01/01/2013    to  12/31/2013       11.352861        10.573731      108,734.0835
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.838964        11.999062      155,818.0446
  01/01/2012    to  12/31/2012       11.999062        13.725179      140,309.4254
  01/01/2013    to  12/31/2013       13.725179        16.044248      123,705.2784
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       14.083081        14.333217      210,296.9444
  01/01/2012    to  12/31/2012       14.333217        15.330776      194,274.1368
  01/01/2013    to  12/31/2013       15.330776        13.633363      182,431.8355
============   ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       15.333548        15.655875      435,941.5562
  01/01/2012    to  12/31/2012       15.655875        16.766859      514,514.9173
  01/01/2013    to  12/31/2013       16.766859        16.120048      407,703.7799
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       14.702619        15.819821        5,343.8534
  01/01/2012    to  12/31/2012       15.819821        17.113970        5,570.5964
  01/01/2013    to  12/31/2013       17.113970        22.262962        5,475.5562
============   ==== ==========       =========        =========      ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  10/07/2011    to  12/31/2011       12.118677        12.404789        7,808.6825
  01/01/2012    to  12/31/2012       12.404789        13.550610       11,158.6736
  01/01/2013    to  12/31/2013       13.550610        13.469683       11,751.9006
============   ==== ==========       =========        =========      ============

                                   2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.585670        10.712070       42,077.9559
   01/01/2012                             to  12/31/2012       10.712070        10.829490      210,786.9573
   01/01/2013                             to  12/31/2013       10.829490        10.135290       70,926.4617
=============                            ==== ==========       =========        =========      ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       10.214422        10.708064        6,590.1681
=============                            ==== ==========       =========        =========      ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010646         1.063752      249,997.5196
   01/01/2013                             to  12/31/2013        1.063752         1.148116      447,933.8355
=============                            ==== ==========       =========        =========      ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.619243        11.214183      142,129.8846
   01/01/2012                             to  12/31/2012       11.214183        12.402856      142,936.0373
   01/01/2013                             to  12/31/2013       12.402856        13.729403      113,842.0382
=============                            ==== ==========       =========        =========      ============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.865784        10.467993       78,206.6207
   01/01/2012                             to  12/31/2012       10.467993        11.801962       68,920.0507
   01/01/2013                             to  12/31/2013       11.801962        13.658977       41,348.6574
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       39.575491        43.592251       66,198.4369
   01/01/2012                             to  12/31/2012       43.592251        50.405995       56,179.8070
   01/01/2013                             to  12/31/2013       50.405995        66.096200       51,489.0908
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        8.908274         9.548701      174,661.9512
   01/01/2012                             to  12/31/2012        9.548701        10.639199      143,972.8208
   01/01/2013                             to  12/31/2013       10.639199        14.243294      125,542.0092
=============                            ==== ==========       =========        =========      ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.128976        15.032126      133,374.9450
   01/01/2012                             to  12/31/2012       15.032126        17.383033      111,407.4049
   01/01/2013                             to  12/31/2013       17.383033        22.567656       96,653.9208
=============                            ==== ==========       =========        =========      ============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        8.884348         9.710339       70,430.6812
=============                            ==== ==========       =========        =========      ============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
   10/07/2011                             to  12/31/2011        7.155090         7.417695      124,218.1825
   01/01/2012                             to  12/31/2012        7.417695         8.538152      100,942.2422
   01/01/2013                             to  04/26/2013        8.538152         8.838384            0.0000
=============                            ==== ==========       =========        =========      ============

                                   2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G))
   10/07/2011                             to  12/31/2011       15.023278        15.181713       21,551.0934
   01/01/2012                             to  12/31/2012       15.181713        15.412671       26,156.9501
   01/01/2013                             to  12/31/2013       15.412671        14.719144       45,947.8038
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.845745         9.800529      353,661.5697
   01/01/2012                             to  12/31/2012        9.800529         9.605404      256,780.3561
   01/01/2013                             to  12/31/2013        9.605404         9.415196      306,490.8556
=============                            ==== ==========       =========        =========      ============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   10/07/2011                             to  12/31/2011       10.448487        11.418134      237,947.2766
   01/01/2012                             to  12/31/2012       11.418134        12.612316      225,327.0336
   01/01/2013                             to  12/31/2013       12.612316        16.507681      187,910.8734
=============                            ==== ==========       =========        =========      ============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       14.231304        16.896737       41,006.0062
=============                            ==== ==========       =========        =========      ============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       12.257630        12.635321       44,498.0392
   01/01/2012                             to  12/31/2012       12.635321        13.129269       40,276.2735
   01/01/2013                             to  04/26/2013       13.129269        14.140083            0.0000
=============                            ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       11.048052        11.484204      117,693.8871
   01/01/2012                             to  12/31/2012       11.484204        13.006730      232,756.1783
   01/01/2013                             to  12/31/2013       13.006730        17.432343      195,695.2140
=============                            ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        6.942750         7.326859       12,919.3311
   01/01/2012                             to  12/31/2012        7.326859         8.091096       13,112.3347
   01/01/2013                             to  04/26/2013        8.091096         8.678653            0.0000
=============                            ==== ==========       =========        =========      ============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       12.450773        13.684065      151,523.0440
   01/01/2012                             to  12/31/2012       13.684065        14.964991      133,137.8532
   01/01/2013                             to  12/31/2013       14.964991        20.024233      118,299.9315
=============                            ==== ==========       =========        =========      ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       13.973475        13.972768       18,798.5969
   01/01/2012                             to  12/31/2012       13.972768        16.146662       18,416.5797
   01/01/2013                             to  12/31/2013       16.146662        20.195652       20,278.2165
=============                            ==== ==========       =========        =========      ============

                                   2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
   10/07/2011                             to  12/31/2011       14.060211        15.431453        8,737.9989
   01/01/2012                             to  12/31/2012       15.431453        17.735810        9,103.6799
   01/01/2013                             to  12/31/2013       17.735810        23.078772       11,428.6787
=============                            ==== ==========       =========        =========      ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.338312        11.244884      138,809.6956
   01/01/2012                             to  12/31/2012       11.244884        12.721523      127,440.0432
   01/01/2013                             to  12/31/2013       12.721523        16.422447       98,374.5096
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       17.292937        20.124260       16,227.7905
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        7.876731         8.536112       46,435.1987
   01/01/2012                             to  12/31/2012        8.536112         9.530503       42,994.9385
   01/01/2013                             to  04/26/2013        9.530503        10.419926            0.0000
=============                            ==== ==========       =========        =========      ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
   10/07/2011                             to  12/31/2011        9.964244        10.059120       13,837.1629
   01/01/2012                             to  12/31/2012       10.059120        11.627628       41,795.9400
   01/01/2013                             to  12/31/2013       11.627628        13.840718       63,686.4443
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       15.399773        19.153339       35,689.0966
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       12.557744        13.694886       44,521.2935
   01/01/2012                             to  12/31/2012       13.694886        14.131751       42,520.8527
   01/01/2013                             to  04/26/2013       14.131751        15.293514            0.0000
=============                            ==== ==========       =========        =========      ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
   10/07/2011                             to  12/31/2011       13.591275        15.318802        6,962.3082
   01/01/2012                             to  12/31/2012       15.318802        17.407992       19,470.1013
   01/01/2013                             to  12/31/2013       17.407992        23.568232       18,144.2558
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        6.659429         8.374812      116,665.5273
=============                            ==== ==========       =========        =========      ============

                                    2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        5.749279         5.776871        192,681.6665
   01/01/2012                             to  12/31/2012        5.776871         6.348021        140,800.0173
   01/01/2013                             to  04/26/2013        6.348021         6.625610              0.0000
=============                            ==== ==========       =========        =========      ==============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.548058        15.168094         18,289.6148
   01/01/2012                             to  12/31/2012       15.168094        15.249441         18,738.2775
   01/01/2013                             to  12/31/2013       15.249441        16.555054         16,740.3359
=============                            ==== ==========       =========        =========      ==============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       16.199489        16.272444         26,629.4090
   01/01/2012                             to  12/31/2012       16.272444        16.434607         22,200.0728
   01/01/2013                             to  12/31/2013       16.434607        15.963339         17,537.0111
=============                            ==== ==========       =========        =========      ==============
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.752859        10.328480        276,139.5305
   01/01/2012                             to  12/31/2012       10.328480        11.817735        207,406.2486
   01/01/2013                             to  12/31/2013       11.817735        15.001852        273,561.7110
=============                            ==== ==========       =========        =========      ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.608658        11.078030      2,612,876.3300
   01/01/2012                             to  12/31/2012       11.078030        12.370158      2,410,681.6755
   01/01/2013                             to  12/31/2013       12.370158        14.479841      2,282,113.0024
=============                            ==== ==========       =========        =========      ==============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       11.251441        11.621002        790,999.0512
   01/01/2012                             to  12/31/2012       11.621002        12.632521        759,208.3008
   01/01/2013                             to  12/31/2013       12.632521        13.506656        619,030.6362
=============                            ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.183306        10.729021      2,561,984.4133
   01/01/2012                             to  12/31/2012       10.729021        12.168568      2,321,679.1872
   01/01/2013                             to  12/31/2013       12.168568        15.018680      2,244,263.2526
=============                            ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        8.600984         9.168219         96,298.1406
   01/01/2012                             to  12/31/2012        9.168219        10.434630        103,874.1022
   01/01/2013                             to  04/26/2013       10.434630        11.212040              0.0000
=============                            ==== ==========       =========        =========      ==============

                        2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION     ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT          UNITS
                                   BEGINNING OF        END OF         OUTSTANDING AT
                                      PERIOD           PERIOD         END OF PERIOD
                                 ---------------  ---------------  -------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.045329        11.465977        1,130,006.3195
  01/01/2012    to  12/31/2012       11.465977        12.630638        1,000,943.8708
  01/01/2013    to  12/31/2013       12.630638        14.141787          954,534.5793
============   ==== ==========       =========        =========        ==============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.403968         9.693466       37,204.8994
  01/01/2012    to  12/31/2012        9.693466        10.453468       49,204.1317
  01/01/2013    to  12/31/2013       10.453468        11.382887       50,012.5652
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        8.947111         9.319201      661,735.7080
  01/01/2012    to  12/31/2012        9.319201        10.364233      670,620.3430
  01/01/2013    to  12/31/2013       10.364233        12.035729      637,528.1756
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        8.202250         8.628175      453,732.0376
  01/01/2012    to  12/31/2012        8.628175         9.817988      420,099.1125
  01/01/2013    to  12/31/2013        9.817988        12.033942      385,341.9748
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        7.986121         8.453840       68,767.7116
  01/01/2012    to  12/31/2012        8.453840         9.723437       56,762.1755
  01/01/2013    to  12/31/2013        9.723437        12.363621       45,555.9777
============   ==== ==========       =========        =========      ============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        9.452442         9.776712      400,461.9502
  01/01/2012    to  12/31/2012        9.776712        10.615421      390,806.0138
  01/01/2013    to  12/31/2013       10.615421        11.806193      325,162.5726
============   ==== ==========       =========        =========      ============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.171298        10.557023       38,472.8728
  01/01/2012    to  12/31/2012       10.557023        11.433469       79,249.2244
  01/01/2013    to  12/31/2013       11.433469        10.821573       72,129.0988
============   ==== ==========       =========        =========      ============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.245400         9.526682      164,152.1216
  01/01/2012    to  12/31/2012        9.526682        10.185425      203,652.4795
  01/01/2013    to  12/31/2013       10.185425        11.007432      160,286.5219
============   ==== ==========       =========        =========      ============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       17.931066        18.967888       28,470.5814
  01/01/2012    to  12/31/2012       18.967888        21.655009       31,439.3772
  01/01/2013    to  12/31/2013       21.655009        23.195767       31,592.8432
============   ==== ==========       =========        =========      ============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.857747        12.632295      147,876.1674
  01/01/2012    to  12/31/2012       12.632295        15.590890      142,530.6088
  01/01/2013    to  12/31/2013       15.590890        15.816081      135,570.0984
============   ==== ==========       =========        =========      ============

                                    2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        6.620156         7.171781        298,989.5991
   01/01/2012                             to  12/31/2012        7.171781         8.325782        383,558.6369
   01/01/2013                             to  12/31/2013        8.325782        11.876631        401,922.5649
=============                            ==== ==========      ==========       ==========        ============
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO II SUB-ACCOUNT (CLASS B)
 (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011      112.827817       116.801881            320.2085
   01/01/2012                             to  12/31/2012      116.801881       140.182768            630.0553
   01/01/2013                             to  12/31/2013      140.182768       176.873069          2,887.1044
=============                            ==== ==========      ==========       ==========        ============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       12.516575        13.646317         47,348.8886
   01/01/2012                             to  12/31/2012       13.646317        15.790043         42,200.5266
   01/01/2013                             to  12/31/2013       15.790043        20.520707         38,504.8868
=============                            ==== ==========      ==========       ==========        ============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       15.776828        15.783629        119,878.0965
   01/01/2012                             to  12/31/2012       15.783629        19.984811        100,571.6559
   01/01/2013                             to  12/31/2013       19.984811        25.549173         82,451.0475
=============                            ==== ==========      ==========       ==========        ============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
   04/30/2012                             to  12/31/2012        1.010605         1.043317        469,740.7183
   01/01/2013                             to  12/31/2013        1.043317         1.041170        471,639.1879
=============                            ==== ==========      ==========       ==========        ============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        8.835811         9.578696         91,593.0682
   01/01/2012                             to  12/31/2012        9.578696        11.113050         74,486.4175
   01/01/2013                             to  12/31/2013       11.113050        14.740609         80,400.3634
=============                            ==== ==========      ==========       ==========        ============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       19.940022        22.168211         56,461.7055
   01/01/2012                             to  12/31/2012       22.168211        24.907796         49,064.8545
   01/01/2013                             to  12/31/2013       24.907796        31.797783         52,217.8321
=============                            ==== ==========      ==========       ==========        ============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       13.362461        14.515408         90,768.6290
   01/01/2012                             to  12/31/2012       14.515408        16.811721         77,025.0784
   01/01/2013                             to  12/31/2013       16.811721        23.088062         70,618.8789
=============                            ==== ==========      ==========       ==========        ============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       10.872790        10.297447         26,293.5418
=============                            ==== ==========      ==========       ==========        ============

                      2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
 (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS
(Reg. TM) BOND
 SUB-ACCOUNT (CLASS C))
  10/07/2011    to  12/31/2011       10.423783        10.547825       41,205.2332
  01/01/2012    to  12/31/2012       10.547825        10.840645       44,456.3297
  01/01/2013    to  04/26/2013       10.840645        10.811986            0.0000
============   ==== ==========       =========        =========      ============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012660         1.045354       72,967.5013
  01/01/2013    to  12/31/2013        1.045354         1.136665      231,475.0893
============   ==== ==========       =========        =========      ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.587923        12.212475       54,322.7095
  01/01/2012    to  12/31/2012       12.212475        13.989045       50,151.2133
  01/01/2013    to  12/31/2013       13.989045        16.052704       50,983.3385
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       21.298455        22.513197      145,886.7578
  01/01/2012    to  12/31/2012       22.513197        24.909463      122,897.1377
  01/01/2013    to  12/31/2013       24.909463        26.351252      103,706.0928
============   ==== ==========       =========        =========      ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.912206        10.172019       25,865.4921
  01/01/2012    to  12/31/2012       10.172019        10.695033       28,709.5450
  01/01/2013    to  12/31/2013       10.695033        10.879977       34,810.2390
============   ==== ==========       =========        =========      ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.690838         9.724128        2,423.7345
  01/01/2012    to  12/31/2012        9.724128         9.944730          767.3397
  01/01/2013    to  12/31/2013        9.944730         9.856026       41,321.1192
============   ==== ==========       =========        =========      ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.758937        11.785726        1,790.2889
  01/01/2012    to  12/31/2012       11.785726        13.194934        1,904.8856
  01/01/2013    to  12/31/2013       13.194934        13.061296        2,094.8502
============   ==== ==========       =========        =========      ============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.166130         9.342415       69,797.4077
  01/01/2012    to  12/31/2012        9.342415        10.351571       90,708.5136
  01/01/2013    to  12/31/2013       10.351571        11.598045      141,717.1027
============   ==== ==========       =========        =========      ============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  11/12/2012    to  12/31/2012        0.987445         1.012643            0.0000
  01/01/2013    to  12/31/2013        1.012643         1.120516            0.0000
============   ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.444876         9.714793        207,977.2850
  01/01/2012    to  12/31/2012        9.714793        11.314976        192,057.3743
  01/01/2013    to  12/31/2013       11.314976        10.533176        192,658.9658
============   ==== ==========       =========        =========        ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.750903        11.908439        319,762.4699
  01/01/2012    to  12/31/2012       11.908439        13.614676        290,174.3962
  01/01/2013    to  12/31/2013       13.614676        15.907121        247,916.3210
============   ==== ==========       =========        =========        ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       14.023768        14.271210        334,233.8694
  01/01/2012    to  12/31/2012       14.271210        15.256784        314,557.2290
  01/01/2013    to  12/31/2013       15.256784        13.560777        282,266.8627
============   ==== ==========       =========        =========        ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       15.219512        15.537655        929,214.3910
  01/01/2012    to  12/31/2012       15.537655        16.631888        835,859.7866
  01/01/2013    to  12/31/2013       16.631888        15.982289        757,023.8462
============   ==== ==========       =========        =========        ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       14.573196        15.678760              0.0000
  01/01/2012    to  12/31/2012       15.678760        16.952845              0.0000
  01/01/2013    to  12/31/2013       16.952845        22.042344              0.0000
============   ==== ==========       =========        =========        ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  10/07/2011    to  12/31/2011       12.099043        12.383266         35,064.1362
  01/01/2012    to  12/31/2012       12.383266        13.520302         38,700.1665
  01/01/2013    to  12/31/2013       13.520302        13.432837         35,936.1431
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.583323        10.708462         20,006.5784
  01/01/2012    to  12/31/2012       10.708462        10.820402         31,942.1422
  01/01/2013    to  12/31/2013       10.820402        10.121720         16,147.1030
============   ==== ==========       =========        =========        ============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.214283        10.704310          6,290.9035
============   ==== ==========       =========        =========        ============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010638         1.063387        154,345.0612
  01/01/2013    to  12/31/2013        1.063387         1.147148        387,062.5880
============   ==== ==========       =========        =========        ============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.587307        11.179172        148,432.7906
  01/01/2012    to  12/31/2012       11.179172        12.357921        130,213.6160
  01/01/2013    to  12/31/2013       12.357921        13.672826        123,374.8637
============   ==== ==========       =========        =========        ============

                                   2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.836110        10.435307       58,392.3092
   01/01/2012                             to  12/31/2012       10.435307        11.759200       59,304.3696
   01/01/2013                             to  12/31/2013       11.759200        13.602685       56,714.2850
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       39.281183        43.263096      136,858.1882
   01/01/2012                             to  12/31/2012       43.263096        50.000256      114,977.9214
   01/01/2013                             to  12/31/2013       50.000256        65.531408      103,876.7599
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        8.841980         9.476551      269,065.5112
   01/01/2012                             to  12/31/2012        9.476551        10.553502      246,687.1344
   01/01/2013                             to  12/31/2013       10.553502        14.121510      220,644.8417
=============                            ==== ==========       =========        =========      ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.062418        14.959592      143,116.9369
   01/01/2012                             to  12/31/2012       14.959592        17.290465      126,556.9884
   01/01/2013                             to  12/31/2013       17.290465        22.436265      118,700.1566
=============                            ==== ==========       =========        =========      ============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        8.862078         9.682738       51,926.1006
=============                            ==== ==========       =========        =========      ============
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
 (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
   10/07/2011                             to  12/31/2011        7.142729         7.404028       57,127.2933
   01/01/2012                             to  12/31/2012        7.404028         8.518139       51,999.3169
   01/01/2013                             to  04/26/2013        8.518139         8.816266            0.0000
=============                            ==== ==========       =========        =========      ============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G))
   10/07/2011                             to  12/31/2011       14.926559        15.082240       31,465.5112
   01/01/2012                             to  12/31/2012       15.082240        15.303989       31,169.5661
   01/01/2013                             to  12/31/2013       15.303989        14.608044       23,241.0459
=============                            ==== ==========       =========        =========      ============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011        9.772534         9.726536      539,447.8056
   01/01/2012                             to  12/31/2012        9.726536         9.528091      444,875.3935
   01/01/2013                             to  12/31/2013        9.528091         9.334745      389,883.9351
=============                            ==== ==========       =========        =========      ============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   10/07/2011                             to  12/31/2011       10.370768        11.331899      432,165.2673
   01/01/2012                             to  12/31/2012       11.331899        12.510773      380,621.1292
   01/01/2013                             to  12/31/2013       12.510773        16.366597      348,769.8336
=============                            ==== ==========       =========        =========      ============

                                   2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       14.167357        16.815150       19,691.0826
=============                            ==== ==========       =========        =========      ============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       12.212086        12.586925       22,748.2944
   01/01/2012                             to  12/31/2012       12.586925        13.072406       21,185.7237
   01/01/2013                             to  04/26/2013       13.072406        14.076604            0.0000
=============                            ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.996005        11.428787      108,372.8022
   01/01/2012                             to  12/31/2012       11.428787        12.937464      318,997.0059
   01/01/2013                             to  12/31/2013       12.937464        17.330845      292,973.1094
=============                            ==== ==========       =========        =========      ============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE CAP EQUITY
 SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        6.929082         7.311594       12,444.3022
   01/01/2012                             to  12/31/2012        7.311594         8.070182       10,293.5935
   01/01/2013                             to  04/26/2013        8.070182         8.654844            0.0000
=============                            ==== ==========       =========        =========      ============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       12.358214        13.580776      229,575.7443
   01/01/2012                             to  12/31/2012       13.580776        14.844569      185,359.8204
   01/01/2013                             to  12/31/2013       14.844569        19.853177      164,942.2039
=============                            ==== ==========       =========        =========      ============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       13.952966        13.950654        5,850.9660
   01/01/2012                             to  12/31/2012       13.950654        16.113009        7,710.1216
   01/01/2013                             to  12/31/2013       16.113009        20.143494        6,625.1639
=============                            ==== ==========       =========        =========      ============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
   10/07/2011                             to  12/31/2011       13.981218        15.342992        2,509.3219
   01/01/2012                             to  12/31/2012       15.342992        17.625280        2,772.4172
   01/01/2013                             to  12/31/2013       17.625280        22.923486        3,568.3580
=============                            ==== ==========       =========        =========      ============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.286735        11.187497      147,267.6665
   01/01/2012                             to  12/31/2012       11.187497        12.650241      126,835.5947
   01/01/2013                             to  12/31/2013       12.650241        16.322270      121,672.7621
=============                            ==== ==========       =========        =========      ============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       17.165536        19.969276       24,319.1988
=============                            ==== ==========       =========        =========      ============

                                   2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                NUMBER OF
                                                             ACCUMULATION     ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT        UNITS
                                                             BEGINNING OF        END OF       OUTSTANDING AT
                                                                PERIOD           PERIOD       END OF PERIOD
                                                           ---------------  ---------------  ---------------
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        7.863125         8.520387       65,427.9602
   01/01/2012                             to  12/31/2012        8.520387         9.508166       51,827.6338
   01/01/2013                             to  04/26/2013        9.508166        10.393854            0.0000
=============                            ==== ==========       =========        =========      ============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
 (FORMERLY MORGAN STANLEY EAFE (Reg. TM) SUB-ACCOUNT (CLASS G))
   10/07/2011                             to  12/31/2011        9.900063         9.993177           44.9886
   01/01/2012                             to  12/31/2012        9.993177        11.545600          258.4506
   01/01/2013                             to  12/31/2013       11.545600        13.736210        1,581.8257
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       18.466541        22.959878      111,264.8528
=============                            ==== ==========       =========        =========      ============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
 (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       12.495095        13.624996      166,531.5671
   01/01/2012                             to  12/31/2012       13.624996        14.052564      153,775.5308
   01/01/2013                             to  04/26/2013       14.052564        15.205400            0.0000
=============                            ==== ==========       =========        =========      ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
   10/07/2011                             to  12/31/2011       13.503729        15.218378        7,114.0950
   01/01/2012                             to  12/31/2012       15.218378        17.285185        7,906.7855
   01/01/2013                             to  12/31/2013       17.285185        23.390278       10,527.6091
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        6.604668         8.303149       89,864.8713
=============                            ==== ==========       =========        =========      ============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        5.706456         5.733182       98,648.0421
   01/01/2012                             to  12/31/2012        5.733182         6.296846       93,981.8198
   01/01/2013                             to  04/26/2013        6.296846         6.571153            0.0000
=============                            ==== ==========       =========        =========      ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.526699        15.144079        1,166.7361
   01/01/2012                             to  12/31/2012       15.144079        15.217644        2,172.2407
   01/01/2013                             to  12/31/2013       15.217644        16.512274        1,500.4656
=============                            ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       16.062895        16.133378       27,871.0194
   01/01/2012                             to  12/31/2012       16.133378        16.285965       62,274.8390
   01/01/2013                             to  12/31/2013       16.285965        15.811050       27,303.2888
=============                            ==== ==========       =========        =========      ============

                       2.05% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                   ACCUMULATION     ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT         UNITS
                                   BEGINNING OF        END OF        OUTSTANDING AT
                                      PERIOD           PERIOD        END OF PERIOD
                                 ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.719112        10.291557        321,671.0844
  01/01/2012    to  12/31/2012       10.291557        11.769572        301,302.3403
  01/01/2013    to  12/31/2013       11.769572        14.933248        292,961.6994
============   ==== ==========       =========        =========      ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.571958        11.038436      2,181,620.5914
  01/01/2012    to  12/31/2012       11.038436        12.319752      1,859,346.4864
  01/01/2013    to  12/31/2013       12.319752        14.413633      1,690,876.3630
============   ==== ==========       =========        =========      ==============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.212524        11.579475        571,213.4746
  01/01/2012    to  12/31/2012       11.579475        12.581054        573,503.7294
  01/01/2013    to  12/31/2013       12.581054        13.444904        454,600.2378
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.148072        10.690669      1,949,941.0855
  01/01/2012    to  12/31/2012       10.690669        12.118979      1,425,508.4529
  01/01/2013    to  12/31/2013       12.118979        14.950002      1,558,643.8046
============   ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
 (FORMERLY MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
  10/07/2011    to  12/31/2011        8.586130         9.151333        243,696.7552
  01/01/2012    to  12/31/2012        9.151333        10.410179        228,681.2715
  01/01/2013    to  04/26/2013       10.410179        11.183989              0.0000
============   ==== ==========       =========        =========      ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.007122        11.425001        807,317.3699
  01/01/2012    to  12/31/2012       11.425001        12.579176        791,529.6818
  01/01/2013    to  12/31/2013       12.579176        14.077129        680,764.8977
============   ==== ==========       =========        =========      ==============

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.